INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Noncurrent
Net operating losses	$ 1,166,327	$ 336,029
Exploration costs	1,701,065
Differences in book/tax depreciation	0	0
Total noncurrent	2,867,392	336,029
Current
Valuation Allowance	(2,867,392)	(336,029)
NET DEFERRED TAX ASSET
DEFERRED TAX LIABILITIES
NET DEFERRED TAXES
Valuation allowance increase	$ 2,531,363